Expense Example - Dodge & Cox Income Fund - Dodge & Cox Income Fund	May 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	$ 530